Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Multisector Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 31.6%
Communication Services 6.0%
CCO Holdings LLC, 144A, 5.375%, 6/1/2029		15,000	15,975
Charter Communications Operating LLC, 5.75%, 4/1/2048		30,000	34,200
Comcast Corp.:
4.6%, 10/15/2038		20,000	23,892
4.95%, 10/15/2058		12,000	15,251
Diamond Sports Group LLC:
144A, 5.375%, 8/15/2026		32,000	33,200
144A, 6.625%, 8/15/2027		28,000	29,050
Netflix, Inc.:
5.5%, 2/15/2022		60,000	63,600
5.875%, 11/15/2028		70,000	76,041
Sprint Communications, Inc., 6.0%, 11/15/2022		50,000	53,125
Symantec Corp., 3.95%, 6/15/2022		50,000	50,820
VeriSign, Inc.:
4.625%, 5/1/2023		50,000	50,825
5.25%, 4/1/2025		50,000	54,590
Verizon Communications, Inc., 4.016%, 12/3/2029		30,000	33,340
			533,909
Consumer Discretionary 4.6%
1011778 B.C. Unlimited Liability Co., 144A, 3.875%, 1/15/2028		10,000	10,064
Ford Motor Credit Co. LLC, 5.584%, 3/18/2024		200,000	212,614
General Motors Co., 5.95%, 4/1/2049		12,000	12,857
Hilton Domestic Operating Co., Inc., 144A, 4.875%, 1/15/2030		13,000	13,726
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		50,000	52,662
Las Vegas Sands Corp., 3.9%, 8/8/2029		9,000	9,231
Lowe's Companies, Inc., 2.5%, 4/15/2026		75,000	74,735
Starbucks Corp., 4.5%, 11/15/2048		18,000	20,927
			406,816
Consumer Staples 1.2%
Altria Group, Inc., 5.95%, 2/14/2049		20,000	23,519
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 4/15/2058		10,000	11,713
5.45%, 1/23/2039		12,000	15,170
5.55%, 1/23/2049		20,000	26,174
Keurig Dr Pepper, Inc., 4.597%, 5/25/2028		11,000	12,318
Kraft Heinz Foods Co., 144A, 3.75%, 4/1/2030		10,000	10,094
PepsiCo, Inc., 3.375%, 7/29/2049		11,000	11,706
			110,694
Energy 3.3%
Antero Midstream Partners LP, 144A, 5.75%, 1/15/2028		55,000	45,650
Apache Corp., 4.25%, 1/15/2030		34,000	34,565
Cheniere Energy Partners LP, 5.625%, 10/1/2026		100,000	106,115
Devon Energy Corp., 5.0%, 6/15/2045		15,000	17,345
Enterprise Products Operating LLC, 4.2%, 1/31/2050		20,000	21,389
Hess Corp., 5.8%, 4/1/2047		15,000	17,257
Kinder Morgan, Inc., 5.2%, 3/1/2048		11,000	12,676
MPLX LP, 5.5%, 2/15/2049		20,000	23,194
Occidental Petroleum Corp., 3.5%, 8/15/2029		17,000	17,241
			295,432
Financials 4.7%
Bank of America Corp., 3.974%, 2/7/2030		40,000	43,713
BB&T Corp., 4.8%, Perpetual (b)		60,000	59,999
Citigroup, Inc., 3.98%, 3/20/2030		58,000	63,067
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		10,000	9,965
JPMorgan Chase & Co.:
2.739%, 10/15/2030		20,000	19,859
3.782%, 2/1/2028		35,000	37,446
Morgan Stanley, 4.431%, 1/23/2030		60,000	67,390
PayPal Holdings, Inc.:
2.65%, 10/1/2026		25,000	25,172
2.85%, 10/1/2029		40,000	40,249
Synchrony Financial, 4.375%, 3/19/2024		20,000	21,223
The Allstate Corp., 3.85%, 8/10/2049		10,000	11,016
Wells Fargo & Co., 3.196%, 6/17/2027		20,000	20,666
			419,765
Health Care 3.0%
AbbVie, Inc., 4.875%, 11/14/2048		15,000	16,548
Anthem, Inc., 2.875%, 9/15/2029		10,000	9,895
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		40,000	46,445
CVS Health Corp., 5.05%, 3/25/2048		20,000	22,699
Eli Lilly & Co.:
3.95%, 3/15/2049		10,000	11,606
4.15%, 3/15/2059		9,000	10,597
Encompass Health Corp., 4.5%, 2/1/2028		10,000	10,110
HCA, Inc.:
4.125%, 6/15/2029		20,000	20,974
7.5%, 2/15/2022		60,000	66,498
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029 (c)		50,000	49,806
			265,178
Industrials 1.9%
CSX Corp., 3.35%, 9/15/2049		10,000	9,769
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		60,000	63,234
Parker-Hannifin Corp., 3.25%, 6/14/2029		10,000	10,418
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024		50,000	51,328
United Technologies Corp., 4.625%, 11/16/2048		25,000	31,213
			165,962
Information Technology 1.0%
Broadcom, Inc., 144A, 4.75%, 4/15/2029		11,000	11,629
Fiserv, Inc., 3.5%, 7/1/2029		30,000	31,564
NXP BV, 144A, 3.875%, 6/18/2026		30,000	31,593
Oracle Corp., 4.0%, 11/15/2047		10,000	11,191
			85,977
Materials 1.0%
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024		40,000	40,992
5.0%, 9/1/2027		50,000	49,755
			90,747
Real Estate 2.2%
American Tower Corp., (REIT), 3.8%, 8/15/2029		50,000	53,365
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2029		20,000	20,306
Office Properties Income Trust:
(REIT), 4.0%, 7/15/2022		25,000	25,478
(REIT), 4.15%, 2/1/2022		30,000	30,676
(REIT), 4.25%, 5/15/2024		10,000	10,222
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		15,000	15,953
(REIT), 4.75%, 1/15/2028		20,000	21,642
Welltower, Inc., (REIT), 3.1%, 1/15/2030		20,000	20,015
			197,657
Utilities 2.7%
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		30,000	30,071
144A, 4.25%, 7/15/2024		45,000	46,350
NRG Energy, Inc., 144A, 5.25%, 6/15/2029		25,000	26,882
Southern California Edison Co., Series E, 3.7%, 8/1/2025		130,000	137,521
			240,824
Total Corporate Bonds (Cost $2,727,354)			2,812,961
Mortgage-Backed Securities Pass-Throughs 5.4%
Federal National Mortgage Association, 4.0%, 10/1/2049 (Cost $453,431)		453,219	478,062
Asset-Backed 0.6%
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		10,854	11,089
Miscellaneous 0.5%
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		44,640	44,397
Total Asset-Backed (Cost $55,233)			55,486
Commercial Mortgage-Backed Securities 4.2%
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038 (Cost $396,913)		394,448	376,712
Collateralized Mortgage Obligations 13.0%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 4.804% **, 2/25/2034		25,593	25,960
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 5.161% **, 12/25/2035		27,875	28,806
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		23,897	24,130
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.018% **, 3/25/2031		62,500	62,727
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 4.268% **, 7/25/2030		250,000	252,310
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 4.318% **, 8/25/2031		70,000	70,359
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.368% **, 1/25/2031		100,000	101,135
Federal Home Loan Mortgage Corp.:
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		62,220	1,831
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		355,906	62,695
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		83,348	14,372
Freddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.468% **, 3/25/2049		110,000	111,178
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		701,359	73,583
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		87,667	7,574
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		193,672	24,046
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		29,455	3,976
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		100,086	15,430
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		96,741	14,872
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		83,693	12,722
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 4.212% **, 4/25/2036		97,710	96,277
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 4.412% **, 10/25/2033		21,675	22,002
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.118% **, 9/25/2048		108,108	108,354
Wells Fargo Mortgage-Backed Securities Trust, "2A3", Series 2004-EE, 4.945% **, 12/25/2034		21,562	21,936
Total Collateralized Mortgage Obligations (Cost $930,021)			1,156,275
Government & Agency Obligations 36.1%
Sovereign Bonds 2.5%
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	476	39
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	100,000	114,401
Republic of Slovenia, 144A, 5.5%, 10/26/2022		100,000	110,193
			224,633
U.S. Treasury Obligations 33.6%
U.S. Treasury Bonds:
2.875%, 5/15/2049		50,000	58,314
3.0%, 2/15/2049		126,500	150,827
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023		284,039	286,276
U.S. Treasury Notes:
1.625%, 12/31/2019		109,000	108,906
1.625%, 8/15/2029		185,000	184,147
2.125%, 5/31/2026		272,000	280,649
2.375%, 5/15/2029		961,000	1,020,537
2.625%, 8/31/2020		900,000	906,293
			2,995,949
Total Government & Agency Obligations (Cost $3,129,890)			3,220,582
Short-Term U.S. Treasury Obligations 3.1%
U.S. Treasury Bills:
1.763% ***, 7/16/2020 (d)		180,000	177,448
1.985% ***, 10/10/2019		60,000	59,973
2.573% ***, 10/10/2019		40,000	39,982
Total Short-Term U.S. Treasury Obligations (Cost $277,398)			277,403
		Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)		4	42
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $17,432)		85	3,043
Cash Equivalents 7.0%
DWS Central Cash Management Government Fund, 1.96% (f) (Cost $624,464)		624,464	624,464
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $8,612,136)		101.0	9,005,030
Other Assets and Liabilities, Net		(1.0)	(87,611)
Net Assets		100.0	8,917,419

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral —%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (f) (g)
302,310	—	302,310 (h)	—	—	3,314	—	—	—
Cash Equivalents 7.0%
DWS Central Cash Management Government Fund, 1.96% (f)
395,710	5,740,146	5,511,392	—	—	12,229	—	624,464	624,464
698,020	5,740,146	5,813,702	—	—	15,543	—	624,464	624,464

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Perpetual, callable security with no stated maturity date.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
2 Year U.S. Treasury Note	USD	12/31/2019	10	2,160,636	2,155,000	(5,636)
U.S. Treasury Long Bond	USD	12/19/2019	2	328,817	324,625	(4,192)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2019	4	576,979	569,625	(7,354)
Total unrealized depreciation						(17,182)

As of September 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	105,000	USD	116,037	11/21/2019	1,170	State Street Bank and Trust

Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$2,812,961	$—	$2,812,961
Mortgage-Backed Securities Pass-Throughs	—	478,062	—	478,062
Asset-Backed	—	55,486	—	55,486
Commercial Mortgage-Backed Securities	—	376,712	—	376,712
Collateralized Mortgage Obligations	—	1,156,275	—	1,156,275
Government & Agency Obligations	—	3,220,582	—	3,220,582
Short-Term U.S. Treasury Obligations	—	277,403	—	277,403
Common Stocks	42	—	—	42
Warrants	—	—	3,043	3,043
Short-Term Investments	624,464	—	—	624,464
Derivatives (j)
Forward Foreign Currency Contracts	—	1,170	—	1,170
Total	$624,506	$8,378,651	$3,043	$9,006,200
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(17,182)	$—	$—	$(17,182)
Total	$(17,182)	$—	$—	$(17,182)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participations and Assignments	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of December 31, 2018	$56,865	$158,403	$10,724	$2,096	$228,088
Realized gain (loss)	(6)	—	4,081	—	4,075
Change in unrealized appreciation (depreciation)	328	(12,456)	28,732	947	17,551
Amortization premium/discount	—	15	—	—	15
Purchases/PIK	—	10,193	164,999	—	175,192
(Sales)	(57,187)	(156,155)	(208,536)	—	(421,878)
Balance as of September 30, 2019	$—	$—	$—	$3,043	$3,043
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2019	$—	$—	$—	$947	$947

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ 1,170
Interest Rate Contracts	$ (17,182)	$ —